Credit from Banks and Others (Tables)	12 Months Ended
Dec. 31, 2021
Credit From Banks And Others [Abstract]
Composition

As of December 31
2021	2020
$ millions	$ millions

Short-term debt
From financial institutions	327	296
Current maturities of:
Debentures	131	206
Long-term loans from financial institutions	56	90
Lease Liability	63	64
Long-term loans from others	-	23
	250	383
Total Short-Term debt	577	679
Long- term debt and debentures
Long term lease liability	299	325
Loans from financial institutions	679	194
Other loans	-	24
	978	543

Marketable debentures	1,517	1,618
Non-marketable debentures	191	275
	1,708	1,893
	2,686	2,436
Less – current maturities of:
Debentures	131	206
Long-term loans from financial institutions	56	90
Lease liability	63	64
Long-term loans from others	-	23
	250	383

Total Long- term debt and debentures	2,436	2,053

Yearly movement in Credit from Banks and Others

As of December 31
2021	2020
$ millions	$ millions

Balance as of January 1	2,660	2,559
Changes from financing cash flows
Additions in respect of business combination	171	-
Receipt of long-term debts	1,230	1,175
Repayment of long-term debt	(1,120)	(1,133)
Repayment of short-term credit	(58)	(52)
Interest paid	(112)	(109)
Receipt (payments) from transaction in derivatives	(17)	24
Total net financing cash flows	94	(95)
Initial recognition of lease liability	37	80
Interest expenses	126	120
Effect of changes in foreign exchange rates	(21)	84
Change in fair value of derivatives	(24)	(53)
Other changes	42	(35)
Balance as of December 31	2,914	2,660

(*) The balance includes Short-term debt, derivatives on loans and debentures, loans and debentures and interest payables.

Restrictions on the Group relating to the receipt of credit
Financial Covenants (1)	Financial Ratio Required under the Agreement	Financial Ratio
December 31, 2021

Total shareholder’s equity	Equity greater than $2,000 million	$4,527 million
Ratio of EBITDA to the net interest expenses	Equal to or greater than 3.5	14.98
Ratio of the net financial debt to EBITDA	Less than 3.5	1.38
Ratio of certain subsidiaries loans to the total assets of the consolidated company	Less than 10%	4.51%

(1)

The examination of compliance with the financial covenants is based on the Company’s consolidated financial statements. As of December 31, 2021, the Company complies with all of its financial covenants.

Information on material loans and debentures

Instrument type	Loan date	Original principal (millions)	Currency	Carrying amount ($ millions)	Interest rate	Principal repayment date	Additional information
Debentures - Series F	May 2018, December 2020	693	U.S. Dollar	715	6.38%	May 2038	(4), (5)
Debentures - Series E	April 2016	1,569	Israeli Shekel	378	2.45%	2021- 2024 (annual installment)	Partially repaid (1), (4)
Debentures (private offering) – 3 series	January 2014	275	U.S. Dollar	145 46	5.16% 5.31%	January 2024 January 2026	(1)
Debentures - Series G	January/May 2020	766	Israeli Shekel	241	2.40%	2022- 2034 (annual installment)	(4)
Debentures - Series D	December 2014	184	U.S. Dollar	183	4.50%	December 2024	(4), (5)
SLL	September 2021	250	Euro	282	0.80%	September 2026	(2)
Loan - European Bank	September 2021	25	Euro	28	0.95%	June 2025	(3)
Loan-Israeli institutions	November 2013	300	Israeli Shekel	56	4.74%	2015-2024 (annual installment)	Partially repaid
Loan - Asian Bank	May 2020, May 2021	151	Chinese Yuan	20	4.25%-4.95%	December 2020 - May 2023 March 2021-March 2024	Partially repaid
	September 2020, March 2021	380		56	4.25%-4.40%
Loan - Brazilian Bank	December 2014-January 2021	350	Brazilian Real	47	4%-8%	January 2015-June 2025	Partially repaid

Credit facilities

Issuer	Group of international banks (1)	European bank	Brazilian bank (2)
Date of the credit facility	March 2015	December 2016	March 2021
Date of credit facility termination	March 2025	May 2024	March 2023
The amount of the credit facility	USD 1,200 million	USD 30 million	BRL 230 million
Credit facility has been utilized	Euro 150 million	USD 30 million	BRL 180 million
Interest rate	Up to 33% use of the credit: Libor/Euribor + 0.70%. From 33% to 66% use of the credit: Libor/Euribor + 0.80% 66% or more use of the credit: Libor/Euribor + 0.95%	30 million dollar-Libor + 0.80%	CDI + 0.95%
Loan currency type	USD and Euro loans	USD loans	BRL loans
Pledges and restrictions	Financial covenants - see Section D, a cross-default mechanism and a negative pledge.	Financial covenants - see Section D and a negative pledge.	-
Non-utilization fee	0.21%	-	-

(1)
In October 2021, an additional bank joined the credit facility agreement, increasing the revolving credit facility by an additional $100 million, leading to a total amount of $1.2 billion. Most banks signed on to continue the credit facility agreement and from March 2023 to March 2025, the total credit facility will amount to $1 billion. As of December 31, 2021, the Company had utilized approximately $170 million of the facility’s framework.

(2)
In March 2021, the Company signed a framework credit facility agreement with MUFG Bank for a period of two years, according to which the Company can withdraw up to BRL 230 million (about $42 million). As of December 31, 2021, the Company has withdrawn BRL 180 million (about $32 million), with a maturity date of March 2023.